CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
CONSOLIDATED BALANCE SHEETS [Abstract]
Allowances for doubtful accounts	$ 574	$ 447
Common shares, no par value
Common shares, authorized	30,000,000	30,000,000
Common shares, issued	16,801,810	16,196,810
Common shares, outstanding	16,387,648	16,196,810
Treasury stock, at cost	414,162